Fixed Assets and Right of Use Assets and Lease Liability (Details 3) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
First application	$ 208,797
Total	155,987
Gross balance [Member]
Statement Line Items [Line Items]
Total	181,325
Accumulated depreciation [Member]
Statement Line Items [Line Items]
Total	(25,338)
Land and buildings [Member]
Statement Line Items [Line Items]
First application	154,284
Total	155,987
Land and buildings [Member] | Gross balance [Member]
Statement Line Items [Line Items]
Total	181,325
Land and buildings [Member] | Accumulated depreciation [Member]
Statement Line Items [Line Items]
Total	(25,338)
Equipment [Member]
Statement Line Items [Line Items]
First application
Equipment [Member] | Gross balance [Member]
Statement Line Items [Line Items]
Total
Equipment [Member] | Accumulated depreciation [Member]
Statement Line Items [Line Items]
Total
Other [Member]
Statement Line Items [Line Items]
First application
Total
Other [Member] | Gross balance [Member]
Statement Line Items [Line Items]
Total
Other [Member] | Accumulated depreciation [Member]
Statement Line Items [Line Items]
Total